Segment Reporting - Assets By Segment (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Assets	$ 1,416,152	$ 91,989
Asset Management Segment [Member]
Segment Reporting Information [Line Items]
Assets	888,050	0
Wealth Management Segment [Member]
Segment Reporting Information [Line Items]
Assets	$ 528,102	$ 91,989